Revenue and costs of goods sold - Additional information (Details) - Consolidated entity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Costs of goods sold [Line items]
Purchases of goods and services	€ 594	€ 85
Inventory movement	(291)	(55)
Total costs of goods sold	€ 303	€ 30